Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Commitments
Schedule of future lease payments under operating leases	Future lease payments under operating leases as of December 31, 2019 were as follows:

Year ended December 31	US$
2020	1,480,123
2021	1,434,612
2022	635,678
2023	25,045
Total	3,575,458